Credit Portfolio (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Loans And Receivables [Line Items]
Decrease through write-off, financial assets	R$ (60,506)	R$ (411,102)
Payroll loans and other [Member]
Disclosure Of Loans And Receivables [Line Items]
Decrease through write-off, financial assets	(14,216)	(28,166)
Credit card receivables [Member]
Disclosure Of Loans And Receivables [Line Items]
Decrease through write-off, financial assets	(41,713)	(138,505)
Loans [Member]
Disclosure Of Loans And Receivables [Line Items]
Decrease through write-off, financial assets	(4,577)	(244,431)
Credit Amount [Member] | Stage 1 [Member]
Disclosure Of Loans And Receivables [Line Items]
Credit portfolio amount at beginning	3,135,896
Transfer of credit amount to Stage 2	(420,615)
Transfer of credit amount to Stage 3	(1,249)
Cure o credit amount from Stage 2	135,610
Cure o credit amount from Stage 3	1,209
Decrease through write-off, financial assets	0
Additions/Reversals to credit amounts	1,315,567
Credit portfolio amount at ending	4,166,418	3,135,896
Credit Amount [Member] | Stage 1 [Member] | Payroll loans and other [Member]
Disclosure Of Loans And Receivables [Line Items]
Credit portfolio amount at beginning	2,480,231
Transfer of credit amount to Stage 2	(59,000)
Transfer of credit amount to Stage 3	(1,160)
Cure o credit amount from Stage 2	3,544
Cure o credit amount from Stage 3	1,029
Decrease through write-off, financial assets	0
Additions/Reversals to credit amounts	764,214
Credit portfolio amount at ending	3,188,858	2,480,231
Credit Amount [Member] | Stage 1 [Member] | Credit card receivables [Member]
Disclosure Of Loans And Receivables [Line Items]
Credit portfolio amount at beginning	638,250
Transfer of credit amount to Stage 2	(343,023)
Transfer of credit amount to Stage 3	(1)
Cure o credit amount from Stage 2	131,540
Cure o credit amount from Stage 3	174
Decrease through write-off, financial assets	0
Additions/Reversals to credit amounts	302,726
Credit portfolio amount at ending	729,666	638,250
Credit Amount [Member] | Stage 1 [Member] | Loans [Member]
Disclosure Of Loans And Receivables [Line Items]
Credit portfolio amount at beginning	17,415
Transfer of credit amount to Stage 2	(18,592)
Transfer of credit amount to Stage 3	(88)
Cure o credit amount from Stage 2	526
Cure o credit amount from Stage 3	6
Decrease through write-off, financial assets	0
Additions/Reversals to credit amounts	248,627
Credit portfolio amount at ending	247,894	17,415
Credit Amount [Member] | Stage 2 [Member]
Disclosure Of Loans And Receivables [Line Items]
Credit portfolio amount at beginning	49,364
Transfer of credit amount to Stage 1	420,615
Transfer of credit amount to Stage 3	(169,916)
Cure of credit amount from Stage 1	(135,610)
Cure o credit amount from Stage 3	143
Decrease through write-off, financial assets	0
Additions/Reversals to credit amounts	(67,137)
Credit portfolio amount at ending	97,459	49,364
Credit Amount [Member] | Stage 2 [Member] | Payroll loans and other [Member]
Disclosure Of Loans And Receivables [Line Items]
Credit portfolio amount at beginning	9,044
Transfer of credit amount to Stage 1	59,000
Transfer of credit amount to Stage 3	(52,684)
Cure of credit amount from Stage 1	(3,544)
Cure o credit amount from Stage 3	133
Decrease through write-off, financial assets	0
Additions/Reversals to credit amounts	2,903
Credit portfolio amount at ending	14,852	9,044
Credit Amount [Member] | Stage 2 [Member] | Credit card receivables [Member]
Disclosure Of Loans And Receivables [Line Items]
Credit portfolio amount at beginning	40,298
Transfer of credit amount to Stage 1	343,023
Transfer of credit amount to Stage 3	(110,921)
Cure of credit amount from Stage 1	(131,540)
Cure o credit amount from Stage 3	10
Decrease through write-off, financial assets	0
Additions/Reversals to credit amounts	(74,230)
Credit portfolio amount at ending	66,640	40,298
Credit Amount [Member] | Stage 2 [Member] | Loans [Member]
Disclosure Of Loans And Receivables [Line Items]
Credit portfolio amount at beginning	22
Transfer of credit amount to Stage 1	18,592
Transfer of credit amount to Stage 3	(6,311)
Cure of credit amount from Stage 1	(526)
Cure o credit amount from Stage 3	0
Decrease through write-off, financial assets	0
Additions/Reversals to credit amounts	4,190
Credit portfolio amount at ending	15,967	22
Credit Amount [Member] | Stage 3 [Member]
Disclosure Of Loans And Receivables [Line Items]
Credit portfolio amount at beginning	252,155
Transfer of credit amount to Stage 1	1,249
Transfer of credit amount to Stage 2	169,916
Cure of credit amount from Stage 1	(1,209)
Cure o credit amount from Stage 2	(143)
Decrease through write-off, financial assets	(60,505)
Additions/Reversals to credit amounts	(62,119)
Credit portfolio amount at ending	299,344	252,155
Credit Amount [Member] | Stage 3 [Member] | Payroll loans and other [Member]
Disclosure Of Loans And Receivables [Line Items]
Credit portfolio amount at beginning	26,873
Transfer of credit amount to Stage 1	1,160
Transfer of credit amount to Stage 2	52,684
Cure of credit amount from Stage 1	(1,029)
Cure o credit amount from Stage 2	(133)
Decrease through write-off, financial assets	(14,216)
Additions/Reversals to credit amounts	(1,757)
Credit portfolio amount at ending	63,582	26,873
Credit Amount [Member] | Stage 3 [Member] | Credit card receivables [Member]
Disclosure Of Loans And Receivables [Line Items]
Credit portfolio amount at beginning	99,449
Transfer of credit amount to Stage 1	1
Transfer of credit amount to Stage 2	110,921
Cure of credit amount from Stage 1	(174)
Cure o credit amount from Stage 2	(10)
Decrease through write-off, financial assets	(41,713)
Additions/Reversals to credit amounts	(55,888)
Credit portfolio amount at ending	112,586	99,449
Credit Amount [Member] | Stage 3 [Member] | Loans [Member]
Disclosure Of Loans And Receivables [Line Items]
Credit portfolio amount at beginning	125,833
Transfer of credit amount to Stage 1	88
Transfer of credit amount to Stage 2	6,311
Cure of credit amount from Stage 1	(6)
Cure o credit amount from Stage 2	0
Decrease through write-off, financial assets	(4,576)
Additions/Reversals to credit amounts	(4,474)
Credit portfolio amount at ending	123,176	125,833
Expected credit losses | Stage 1 [Member]
Disclosure Of Loans And Receivables [Line Items]
Credit portfolio amount at beginning	(31,393)
Transfer of credit amount to Stage 2	24,117
Transfer of credit amount to Stage 3	106
Cure o credit amount from Stage 2	(14,214)
Cure o credit amount from Stage 3	(1,196)
Decrease through write-off, financial assets	0
Additions/Reversals to credit amounts	(28,671)
Credit portfolio amount at ending	(51,251)	(31,393)
Expected credit losses | Stage 1 [Member] | Payroll loans and other [Member]
Disclosure Of Loans And Receivables [Line Items]
Credit portfolio amount at beginning	(8,564)
Transfer of credit amount to Stage 2	5,591
Transfer of credit amount to Stage 3	97
Cure o credit amount from Stage 2	(382)
Cure o credit amount from Stage 3	(1,063)
Decrease through write-off, financial assets	0
Additions/Reversals to credit amounts	(12,691)
Credit portfolio amount at ending	(17,012)	(8,564)
Expected credit losses | Stage 1 [Member] | Credit card receivables [Member]
Disclosure Of Loans And Receivables [Line Items]
Credit portfolio amount at beginning	(17,595)
Transfer of credit amount to Stage 2	17,293
Transfer of credit amount to Stage 3	0
Cure o credit amount from Stage 2	(13,678)
Cure o credit amount from Stage 3	(133)
Decrease through write-off, financial assets	0
Additions/Reversals to credit amounts	(6,195)
Credit portfolio amount at ending	(20,308)	(17,595)
Expected credit losses | Stage 1 [Member] | Loans [Member]
Disclosure Of Loans And Receivables [Line Items]
Credit portfolio amount at beginning	(5,234)
Transfer of credit amount to Stage 2	1,233
Transfer of credit amount to Stage 3	9
Cure o credit amount from Stage 2	(154)
Cure o credit amount from Stage 3	0
Decrease through write-off, financial assets	0
Additions/Reversals to credit amounts	(9,785)
Credit portfolio amount at ending	(13,931)	(5,234)
Expected credit losses | Stage 2 [Member]
Disclosure Of Loans And Receivables [Line Items]
Credit portfolio amount at beginning	(10,031)
Transfer of credit amount to Stage 1	(24,117)
Transfer of credit amount to Stage 3	65,871
Cure of credit amount from Stage 1	14,214
Cure o credit amount from Stage 3	(162)
Decrease through write-off, financial assets	0
Additions/Reversals to credit amounts	(70,399)
Credit portfolio amount at ending	(24,624)	(10,031)
Expected credit losses | Stage 2 [Member] | Payroll loans and other [Member]
Disclosure Of Loans And Receivables [Line Items]
Credit portfolio amount at beginning	(887)
Transfer of credit amount to Stage 1	(5,591)
Transfer of credit amount to Stage 3	5,333
Cure of credit amount from Stage 1	382
Cure o credit amount from Stage 3	(155)
Decrease through write-off, financial assets	0
Additions/Reversals to credit amounts	(954)
Credit portfolio amount at ending	(1,872)	(887)
Expected credit losses | Stage 2 [Member] | Credit card receivables [Member]
Disclosure Of Loans And Receivables [Line Items]
Credit portfolio amount at beginning	(9,127)
Transfer of credit amount to Stage 1	(17,293)
Transfer of credit amount to Stage 3	57,243
Cure of credit amount from Stage 1	13,678
Cure o credit amount from Stage 3	(7)
Decrease through write-off, financial assets	0
Additions/Reversals to credit amounts	(59,589)
Credit portfolio amount at ending	(15,095)	(9,127)
Expected credit losses | Stage 2 [Member] | Loans [Member]
Disclosure Of Loans And Receivables [Line Items]
Credit portfolio amount at beginning	(17)
Transfer of credit amount to Stage 1	(1,233)
Transfer of credit amount to Stage 3	3,295
Cure of credit amount from Stage 1	154
Cure o credit amount from Stage 3	0
Decrease through write-off, financial assets	0
Additions/Reversals to credit amounts	(9,856)
Credit portfolio amount at ending	(7,657)	(17)
Expected credit losses | Stage 3 [Member]
Disclosure Of Loans And Receivables [Line Items]
Credit portfolio amount at beginning	(243,195)
Transfer of credit amount to Stage 1	(106)
Transfer of credit amount to Stage 2	(65,871)
Cure of credit amount from Stage 1	1,196
Cure o credit amount from Stage 2	162
Increase Through Write off Expected Credit Losses Of Credit Portfolio Receivables	60,505
Additions/Reversals to credit amounts	(33,668)
Credit portfolio amount at ending	(280,977)	(243,195)
Expected credit losses | Stage 3 [Member] | Payroll loans and other [Member]
Disclosure Of Loans And Receivables [Line Items]
Credit portfolio amount at beginning	(26,623)
Transfer of credit amount to Stage 1	(97)
Transfer of credit amount to Stage 2	(5,333)
Cure of credit amount from Stage 1	1,063
Cure o credit amount from Stage 2	155
Increase Through Write off Expected Credit Losses Of Credit Portfolio Receivables	14,216
Additions/Reversals to credit amounts	(41,230)
Credit portfolio amount at ending	(57,849)	(26,623)
Expected credit losses | Stage 3 [Member] | Credit card receivables [Member]
Disclosure Of Loans And Receivables [Line Items]
Credit portfolio amount at beginning	(91,161)
Transfer of credit amount to Stage 1	0
Transfer of credit amount to Stage 2	(57,243)
Cure of credit amount from Stage 1	133
Cure o credit amount from Stage 2	7
Increase Through Write off Expected Credit Losses Of Credit Portfolio Receivables	41,713
Additions/Reversals to credit amounts	5,149
Credit portfolio amount at ending	(101,402)	(91,161)
Expected credit losses | Stage 3 [Member] | Loans [Member]
Disclosure Of Loans And Receivables [Line Items]
Credit portfolio amount at beginning	(125,411)
Transfer of credit amount to Stage 1	(9)
Transfer of credit amount to Stage 2	(3,295)
Cure of credit amount from Stage 1	0
Cure o credit amount from Stage 2	0
Increase Through Write off Expected Credit Losses Of Credit Portfolio Receivables	4,576
Additions/Reversals to credit amounts	2,413
Credit portfolio amount at ending	R$ (121,726)	R$ (125,411)